Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment reporting
Schedule of operating segment

Summary information by operating segment is as follows:

December 31, 2017	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Guangdong	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	886,207,602	252,186,589	284,388,321	79,054,170	540,766	87,304,257	133,499,073	973,450	38,646,991	63,283,292	98,476,295	—	-	1,924,560,806
Real estate lease income	3,567,372	183,530	-	-	-	-	6,071	209,186	-	3,832,764	-	19,659	914,217	8,732,799
Real estate management services income	1,505,932	-	-	-	-	-	-	-	-	356,429	-	—	39,875,958	41,738,319
Other revenue	508,891	52,893	21,184	87,307	-	11,396	118,391	5,046	74	-	307,793	—	762,332	1,875,307

Total revenue	891,789,797	252,423,012	284,409,505	79,141,477	540,766	87,315,653	133,623,535	1,187,682	38,647,065	67,472,485	98,784,088	19,659	41,552,507	1,976,907,231
Cost of real estate sales	(607,656,121)	(204,691,234)	(247,765,242)	(71,332,282)	(363,305)	(55,291,475)	(107,834,718)	(664,093)	(23,602,129)	(46,516,108)	(108,350,506)	—	-	(1,474,067,213)
Cost of real estate lease income	(2,170,672)	(348,420)	(3,353,579)	(158,879)	-	-	(174,601)	(332,094)	-	(4,420,100)	-	—	(47,777)	(11,006,122)
Cost of real estate management services	(935,942)	-	-	-	-	-	-	-	-	-	-	—	(30,710,506)	(31,646,448)
Other costs	(227,081)	(10,706)	(127,375)	-	(51,424)	(3,846)	(95,235)	-	-	-	-	(10,342)	(33,226)	(559,235)

Total cost of revenue	(610,989,816)	(205,050,360)	(251,246,196)	(71,491,161)	(414,729)	(55,295,321)	(108,104,554)	(996,187)	(23,602,129)	(50,936,208)	(108,350,506)	(10,342)	(30,791,509)	(1,517,279,018)
Gross profit	280,799,981	47,372,652	33,163,309	7,650,316	126,037	32,020,332	25,518,981	191,495	15,044,936	16,536,277	(9,566,418)	9,317	10,760,998	459,628,213
Operating expenses	(64,061,347)	(10,497,498)	(16,659,076)	(3,772,416)	(44,507,378)	(7,726,269)	(10,099,854)	(747,409)	(6,001,987)	(9,123,653)	(10,597,926)	(680,754)	(28,092,891)	(212,568,458)

Operating income/(loss)	216,738,634	36,875,154	16,504,233	3,877,900	(44,381,341)	24,294,063	15,419,127	(555,914)	9,042,949	7,412,624	(20,164,344)	(671,437)	(17,331,893)	247,059,755
Interest income	11,355,876	338,069	218,937	100,988	516,950	26,443	320,666	268,325	271,527	69,336	-	264	3,371,705	16,859,086
Interest expense	(18,393,523)	(362,759)	(1,829,665)	-	(5,056,962)	-	-	(2,100,301)	(1,214,368)	-	(3,570,310)	—	(33,625,552)	(66,153,440)
Net realized gain on short-term investments	3,110,564	-	7,395	-	9,077	-	-	-	-	-	-	—	4,746,951	7,873,987
Share of (loss)/gain in an equity investee	(1,062,499)	(974,405)	(2,818)	-	-	-	-	-	-	-	-	—	329,652	(1,710,070)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	—	(15,879,702)	(15,879,702)
Exchange gains	(362,736)	-	-	-	-	-	-	-	-	-	-	—	1,119,662	756,926
Unrealized income on short-term investments	151,003	-	-	-	-	-	-	-	-	-	-	—	1,944,976	2,095,979
Other income	2,326,004	-	-	-	-	-	-	-	-	-	6	—	-	2,326,010
	-
Income/(loss) before income taxes	213,863,323	35,876,059	14,898,082	3,978,888	(48,912,276)	24,320,506	15,739,793	(2,387,890)	8,100,108	7,481,960	(23,734,648)	(671,173)	(55,324,201)	193,228,531
Income tax benefit/(expense)	(77,985,230)	(11,359,619)	(6,913,466)	(812,628)	4,065,308	(10,189,683)	(2,560,610)	686,619	(1,713,343)	(840,827)	8,694,642	145,513	(14,333,802)	(113,117,126)

Net income/(loss)	135,878,093	24,516,440	7,984,616	3,166,260	(44,846,968)	14,130,823	13,179,183	(1,701,271)	6,386,765	6,641,133	(15,040,006)	(525,660)	(69,658,003)	80,111,405

Depreciation and amortization	5,597,930	416,607	3,445,463	218,043	767,841	148,453	185,123	68,648	9,836	1,766,074	232,618	38	870,852	13,727,526
Capital expenditure	5,756,237	11,636	13,725	22,550	2,960,195	1,361	21,262	-	20,322	9,571	257,643	392,779	294,575	9,761,856
Real estate properties development completed	49,708,034	82,128,992	13,625,012	146,791,480	52,675,024	97,350,745	49,346,740	90,003,702	—	127,107,105	131,656,359	—	—	840,393,193
Real estate properties under development	937,340,899	78,988,478	217,051,399	—	200,296,958	—	109,107,637	—	40,379,791	140,257,927	168,236,598	93,205,573	11,135,393	1,996,000,653
Real estate properties held for lease	53,783,548	5,633,936	38,824,172	23,503,438	—	—	50,422,065	4,578,302	—	100,574,370	—	—	613,482	277,933,313

Total long-lived assets	207,599,517	420,656,893	50,598,511	391,437,638	16,714,738	609,466	51,791,292	4,639,263	1,706,170	125,298,084	19,666,135	125,896	23,378,186	1,314,221,789
Total assets	2,715,305,431	693,368,606	459,080,321	584,350,518	296,118,475	108,984,575	266,196,168	103,055,884	98,249,020	440,219,180	354,473,170	93,723,704	171,309,218	6,384,434,270

December 31, 2018	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Guangdong	Hubei	Liaoning	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	1,002,960,937	291,763,807	330,352,688	80,701,160	12,314,328	169,606,837	97,162,300	—	86,165,279	58,795,214	8,815,926	—	—	427,072	305,244	2,139,370,792
Real estate lease income	4,463,583	497,354	917,227	86,593	—	—	111,408	641,119	—	2,064,129	—	—	—	—	803,559	9,584,972
Real estate management services income	3,061,093	—	—	—	—	—	—	—	—	2,464,039	—	—	—	—	57,922,288	63,447,420
Other revenue	297,202	4,506	473,667	318,863	2,176,071	476,184	482,597	—	30	—	570,646	—	—	—	348,335	5,148,101

Total revenue	1,010,782,815	292,265,667	331,743,582	81,106,616	14,490,399	170,083,021	97,756,305	641,119	86,165,309	63,323,382	9,386,572	—	—	427,072	59,379,426	2,217,551,285
Cost of real estate sales	(701,238,639)	(228,347,098)	(214,621,791)	(75,842,475)	(9,355,460)	(87,710,266)	(100,986,641)	(57,369)	(56,487,052)	(59,670,857)	(9,357,970)	—	—	(298,443)	—	(1,543,974,061)
Cost of real estate lease income	(2,245,710)	(470,614)	(2,336,287)	(554,861)	—	—	(1,475,782)	(238,406)	—	(1,978,147)	—	—	—	—	(48,809)	(9,348,616)
Real estate management services cost	(2,733,062)	—	—	—	—	—	—	—	—	(2,870,604)	—	—	—	—	(39,016,117)	(44,619,783)
Other costs	(388,790)	(1,224,399)	(94,807)	(435,324)	—	(4,551)	(517,028)	—	—	—	—	—	—	—	(1,465,624)	(4,130,523)

Total cost of revenue	(706,606,201)	(230,042,111)	(217,052,885)	(76,832,660)	(9,355,460)	(87,714,817)	(102,979,451)	(295,775)	(56,487,052)	(64,519,608)	(9,357,970)	—	—	(298,443)	(40,530,550)	(1,602,072,983)
Gross profit	304,176,614	62,223,556	114,690,697	4,273,956	5,134,939	82,368,204	(5,223,146)	345,344	29,678,257	(1,196,226)	28,602	—	—	128,629	18,848,876	615,478,302
Operating expenses	(62,812,091)	(12,610,671)	(15,284,915)	(4,275,577)	(64,432,460)	(12,088,762)	(11,008,482)	(163,680)	(5,904,656)	(5,834,584)	(4,654,552)	(1,185,184)	(1,949,565)	(1,485,827)	(36,356,815)	(240,047,821)

Operating income/(loss)	241,364,523	49,612,885	99,405,782	(1,621)	(59,297,521)	70,279,442	(16,231,628)	181,664	23,773,601	(7,030,810)	(4,625,950)	(1,185,184)	(1,949,565)	(1,357,198)	(17,507,939)	375,430,481
Interest income	23,934,452	478,524	568,283	104,895	1,388,846	22,667	194,297	62,536	230,432	78,014	3,311	5,506	—	5,966	4,147,965	31,225,694
Interest expense	(15,091,954)	—	(1,009,438)	(2,259,789)	(2,137,378)	—	—	(1,689,514)	—	(915,585)	(3,501,863)	—	—	—	(72,640,175)	(99,245,696)
Net realized loss on short-term investments	183,450	—	—	—	—	—	—	—	—	—	—	—	—	—	(3,590,540)	(3,407,090)
Share of loss in an equity investee	(1,342,875)	(1,067,320)	(949,748)	(3,719,920)	—	—	—	—	—	—	—	(1,295,899)	—	—	(998,689)	(9,374,451)
(Loss)/gain on extinguishment of debt	(24,665,987)	—	—	—	—	—	—	—	—	—	—	—	—	—	3,222,038	(21,443,949)
Exchange (loss)/gain	(13,029,174)	—	—	—	(1,544)	—	—	—	—	—	—	—	—	335,310	(12,982,246)	(25,677,654)
Unrealized income on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,150,200	1,150,200
Other income	(3,773,556)	(162,149)	391,338	4,585,338	(521,424)	32,867	27,078	(1,822)	(948,161)	(120,442)	2,093,750	—	1,180	—	137,735	1,741,732

Income/(loss) before income taxes	207,578,879	48,861,940	98,406,217	(1,291,097)	(60,569,021)	70,334,976	(16,010,253)	(1,447,136)	23,055,872	(7,988,823)	(6,030,752)	(2,475,577)	(1,948,385)	(1,015,922)	(99,061,651)	250,399,267
Income tax benefit/(expense)	(66,585,136)	(24,338,485)	(33,672,476)	(1,312,549)	5,810,925	(33,888,754)	14,764,618	1,503,472	(8,088,479)	1,735,041	3,037,875	(392,906)	(152,722)	689,435	(3,557,106)	(144,447,247)

Net income/(loss)	140,993,743	24,523,455	64,733,741	(2,603,646)	(54,758,096)	36,446,222	(1,245,635)	56,336	14,967,393	(6,253,782)	(2,992,877)	(2,868,483)	(2,101,107)	(326,487)	(102,618,757)	105,952,020

Depreciation and amortization	5,881,359	664,325	2,398,697	553,823	1,506,886	44,773	1,395,291	277,113	150,980	1,888,104	(95,404)	137,262	15,028	8,235	306,403	15,132,875
Capital expenditure	8,700,583	4,689,576	6,226	10,229	2,279,441	—	278	—	290,791	13,183	89,510	—	197,756	58,259	318,555	16,654,387
Real estate property development completed	119,978,648	46,110,853	38,293,044	88,492,260	42,003,855	31,716,745	7,340,408	82,320,988	—	48,352,943	127,749,947	—	—	—	—	632,359,691
Real estate property under development	1,630,532,021	520,017,386	240,985,540	620,344,540	214,011,166	—	113,205,249	—	106,218,839	150,381,455	199,665,838	102,997,747	124,701,587	30,590,778	15,064,162	4,068,716,308
Real estate properties held for lease, net	72,389,385	7,929,336	39,824,983	36,086,237	—	—	47,347,197	4,037,272	—	94,612,752	—	—	—	—	537,055	302,764,217

Total long-lived assets	370,303,455	500,658,792	95,890,366	37,986,138	42,680,909	5,953,273	48,805,523	4,056,266	6,535,427	125,890,353	25,781,516	23,600,985	176,034	337,113	53,834,857	1,342,491,007
Total assets	3,326,001,406	902,384,756	740,208,056	839,829,759	340,188,589	39,269,241	274,708,013	95,034,595	185,400,019	330,029,859	384,883,423	134,196,645	127,532,829	34,993,328	279,052,154	8,033,712,672

December 31, 2019	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	1,382,533,759	275,120,959	279,731,401	85,189,227	126,540,125	43,820,016	157,938,663	6,917,948	750,000	9,738,197	—	18,621,886	—	129,387	2,387,031,568
Real estate lease income	6,630,994	321,819	2,920,280	728,016	657,451	—	135,279	3,301,027	893,982	—	—	—	483,944	55,979	16,128,771
Real estate management services income	7,578,862	—	—	—	—	—	—	2,783,091	—	—	—	—	57,126,216	—	67,488,169
Other revenue	151,102	700,044	823,150	1,063,557	3,269,965	—	583,737	—	296,091	—	—	—	1,187,948	3,908,710	11,984,304

Total revenue	1,396,894,717	276,142,822	283,474,831	86,980,800	130,467,541	43,820,016	158,657,679	13,002,066	1,940,073	9,738,197	—	18,621,886	58,798,108	4,094,076	2,482,632,812
Cost of real estate sales	(1,082,472,232)	(220,925,677)	(201,704,497)	(81,765,082)	(92,849,397)	(31,764,435)	(110,346,111)	(6,510,485)	(1,444,563)	(6,821,557)	(23,397)	(13,440,458)	—	(1,751,402)	(1,851,819,293)
Cost of real estate lease income	(2,348,963)	(561,264)	(2,565,142)	(799,359)	(481,276	—	(1,693,085)	(2,913,152)	(1,348,218)	—	—	—	—	(46,792)	(12,757,251)
Cost of real estate management services	(4,716,112)	—	—	—	—	—	—	(561,329)	—	—	—	—	(35,611,790)	—	(40,889,231)
Other costs	(2,449,683)	(1,267,950)	—	(3,672)	(4,794,719)	(2,192)	(362,009)	—	—	—	—	—	(1,124,118)	(6,853,073)	(16,857,416)
															—
Total cost of revenue	(1,091,986,990)	(222,754,891)	(204,269,639)	(82,568,113)	(98,125,392)	(31,766,627)	(112,401,205)	(9,984,966	(2,792,781)	(6,821,557)	(23,397)	(13,440,458)	(36,735,908)	(8,651,267)	(1,922,323,191)
Gross profit	304,907,727	53,387,931	79,205,192	4,412,687	32,342,149	12,053,389	46,256,474	3,017,100	(852,708)	2,916,640	(23,397)	5,181,428	22,062,200	(4,557,191)	560,309,621
Operating expenses	(70,839,873)	(14,770,303)	(18,080,374)	(8,011,273)	(73,333,124)	(2,514,263)	(3,991,323)	(5,808,638	(9,414,601)	(1,966,796)	(3,429,583)	(2,801,220)	(7,076,960)	(28,409,288)	(250,447,619)
															—
Operating income/(loss)	234,067,854	38,617,628	61,124,818	(3,598,586)	(40,990,975)	9,539,126	42,265,151	(2,791,538	(10,267,309	949,844	(3,452,980)	2,380,208	14,985,240	(32,966,479)	309,862,002
Interest income	42,379,712	436,165	306,228	493,469	2,241,516	3,208	182,529	12,795	48,285	13,533	1,695	13,240	681,464	4,679,756	51,493,595
Interest expense	(14,805,529)	(3,061,587)	(1,066,270)	—	(7,385,692)	(11,507)	—	(138,107)	(3,472,559)	—	—	—	—	(83,834,109)	(113,775,360))
Net realized gain on short-term investments	183,450	—	—	—	—	—	—	—	—	—	—	—	—	2,891,564	3,075,014
Share of (loss)/gain in an equity investee	(1,370,440)	(922,281)	(613,155)	—	—	—	—	—	—	(2,903,841)	—	—	(630,775)	1,024,021	(5,416,471)
Loss on extinguishment of debt	(8,044,499)	—	—	—	—	—	—	—	—	—	—	—	-	(536,011)	(8,580,510)
Exchange gains/(loss)	12,524,863	—	—	—	—	—	—	—	—	—	—	—	(236,736)	(19,664,136)	(7,376,009)
Unrealized loss on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	-	(1,623,814)	(1,623,814)
Other income/(loss)	4,536,260	866	47,762	246,927	909,298	156,235	(17,844)	(199,670)	—	(289,485)	—	64,155	124,295	269,928	5,848,727

Income/(loss) before income taxes	269,471,671	35,070,791	59,799,383	(2,858,190)	(45,225,853)	9,687,062	42,429,836	(3,116,520)	(13,691,583)	(2,229,949)	(3,451,285)	2,457,603	14,923,488	(129,759,280)	233,507,174
Income tax (expense)/benefit	(69,803,421)	(23,020,472)	(28,043,624)	(2,864,732)	(9,456,395)	(4,643,587)	(16,123,072)	2,210,548	2,921,151	(1,017,315)	704,284	(717,299)	(241,601)	(382,837)	(150,478,372)

Net income/(loss)	199,668,250	12,050,319	31,755,759	(5,722,922)	(54,682,248)	5,043,475	26,306,764	(905,972)	(10,770,432	(3,247,264	(2,747,001)	1,740,304	14,681,887	(130,142,117)	83,028,802

Depreciation and amortization	5,553,392	433,948	2,622,483	635,494	2,732,083	29,414	1,668,279	1,873,910	1,665,384	41,616	46,012	16,987	189,503	75,938	17,584,443
Capital expenditure	6,263,956	64,816	2,579	26,254	1,142,809	3,712	44,058	16,761	3,579,071	—	4,821	25,188	352,073	119,575	11,645,673
Real estate properties development completed	133,572,883	34,351,045	106,796,363	64,327,235	60,683,848	6,627,299	7,540,854	43,103,208	1,201,783	—	—	—	—	—	458,204,518
Real estate properties under development	886,160,682	359,079,121	123,381,923	619,020,458	266,984,229	—	6,433,260	162,947,850	230,860,737	372,170,620	141,707,492	58,153,297	—	27,488,080	3,254,387,749
Real estate properties held for lease	109,809,942	6,954,550	40,675,960	34,515,933	7,520,601	888,150	60,967,850	91,474,049	162,599,274	—	—	—	—	462,599	515,868,908

Total long-lived assets	524,367,010	509,819,916	183,400,846	44,244,900	61,281,191	6,664,536	62,686,470	100,419,560	176,115,157	18,237,255	934,102	1,084,510	8,335,524	79,010,347	1,776,601,324
Total assets	2,882,024,764	573,869,426	752,136,052	897,210,854	470,434,500	27,393,755	107,134,983	338,107,052	439,770,834	414,319,137	148,165,478	73,223,300	106,315,123	191,559,175	7,421,664,433